Plant and Equipment, Net - Schedule of Plant and equipment, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Plant and equipment, Net [Line Items]
Total original costs	$ 290,739	$ 225,147
Less: accumulated depreciation	(137,468)	(106,022)
Plant and equipment, net	153,271	119,125
Office equipment [Member]
Schedule of Plant and equipment, Net [Line Items]
Total original costs	23,896	21,541
Electronic Equipment [Member]
Schedule of Plant and equipment, Net [Line Items]
Total original costs	43,589	42,170
Machinery [Member]
Schedule of Plant and equipment, Net [Line Items]
Total original costs	159,339	97,852
Motor vehicles [Member]
Schedule of Plant and equipment, Net [Line Items]
Total original costs	44,922	44,689
Leasehold improvement [Member]
Schedule of Plant and equipment, Net [Line Items]
Total original costs	$ 18,993	$ 18,895